Appendix 1 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2021
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Appendix 1 Details of Assets and Liabilities in Foreign Currency

APPENDIX 1 DETAIL OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY

This appendix forms an integral part of these consolidated financial statements.

The detail of assets and liabilities denominated in foreign currency is as follows:

	12-31-2021
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	245,516,611	64,066,348	196,498	—	195,683	—	309,975,140
Other current financial assets	—	1,964,183	2,077,232	—	—	—	—	4,041,415
Other current non-financial assets	4,368,548	38,910,048	16,741,321	5,593,825	—	1,212,255	—	66,825,997
Trade and other current receivables	1,913,471	673,441,405	12,501,931	328,320	—	—	—	688,185,127
Current accounts receivable from related parties	—	5,923,226	25,269,387	25,247,475	—	—	—	56,440,088
Inventories	135,552	20,464,746	8,745,117	1,876,620	—	25,675	—	31,247,710
Current tax assets	—	108,728,114	2,808,902	—	—	—	—	111,537,016
TOTAL CURRENT ASSETS	6,417,571	1,094,948,333	132,210,238	33,242,738	—	1,433,613	—	1,268,252,493

NON-CURRENT ASSETS
Other non-current financial assets	16,863,692	21,588,925	926,448	—	—	—	—	39,379,065
Other non-current non-financial assets	62,133	89,522,912	31,603	—	—	—	—	89,616,648
Trade and other non-current receivables	7,415,493	507,930,913	439,122	—	—	812	—	515,786,340
Non-current accounts receivable from related parties	—	—	6,348,001	—	—	—	—	6,348,001
Investments accounted for using the equity method	—	1,277	9,535,521	—	—	387,135	—	9,923,933
Intangible assets other than goodwill	—	116,823,399	74,306,735	—	—	91,421	—	191,221,555
Goodwill	—	887,257,655	33,820,543	—	—	—	—	921,078,198
Property, plant and equipment	—	3,303,144,446	2,792,960,024	—	—	14,584,291	—	6,110,688,761
Investment property	—	7,539,005	—	—	—	—	—	7,539,005
Right-of-use asset	84,224,468	19,550,176	49,521,196	7,493,021	—	—	—	160,788,861
Deferred tax assets	—	168,154,950	11,545,786	—	—	—	—	179,700,736
TOTAL NON CURRENT ASSETS	108,565,786	5,121,513,658	2,979,434,979	7,493,021	—	15,063,659	—	8,232,071,103
TOTAL ASSETS	114,983,357	6,216,461,991	3,111,645,217	40,735,759	—	16,497,272	—	9,500,323,596

	12-31-2020
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Angentine Peso	Brazilian Real	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	300,357,149	27,617,370	83,819	—	3,977,675	—	332,036,013
Other current financial assets	707,749	2,614,678	29,977	—	—	—	—	3,352,404
Other current non-financial assets	1,117,707	15,358,682	2,189,622	293,128	—	842,434	—	19,801,573
Trade and other current receivables	1,663,044	544,736,403	7,713,459	773,733	—	—	—	554,886,639
Current accounts receivable from related parties	—	3,106,532	29,404,983	25,464,610	—	—	—	57,976,125
Inventories	48,280	17,978,682	4,042,276	1,234,785	—	6,006	—	23,310,029
Current tax assets	—	35,025,069	—	—	—	13,344	—	35,038,413
TOTAL CURRENT ASSETS	3,536,780	919,177,195	70,997,687	27,850,075	—	4,839,459	—	1,026,401,196

NON-CURRENT ASSETS
Other non-current financial assets	—	18,745,200	1,373,356	541,894	—	—	—	20,660,450
Other non-current non-financial assets	58,216	65,728,999	—	—	—	—	—	65,787,215
Trade and other non-current receivables	8,745,386	77,106,644	359,154,278	—	—	10,258	—	445,016,566
Non-current accounts receivable from related parties	—	—	48,358,915	—	—	—	—	48,358,915
Investments accounted for using the equity method	—	7,451,193	5,171,047	—	—	370,563	—	12,992,803
Intangible assets other than goodwill	—	115,140,459	49,736,710	—	—	237,352	—	165,114,521
Goodwill	—	887,257,655	28,447,714	—	—	—	—	915,705,369
Property, plant and equipment	1,045,376,735	3,102,444,105	871,743,874	—	—	13,931,758	—	5,033,496,472
Investment property	—	7,421,940	—	—	—	—	—	7,421,940
Right-of-use asset	19,262,028	27,760,561	1,634,255	6,845,348	—	—	—	55,502,192
Deferred tax assets	—	98,353,360	9,660,585	—	—	—	—	108,013,945
TOTAL NON CURRENT ASSETS	1,073,442,365	4,407,410,116	1,375,280,734	7,387,242	—	14,549,931	—	6,878,070,388
TOTAL ASSETS	1,076,979,145	5,326,587,311	1,446,278,421	35,237,317	—	19,389,390	—	7,904,471,584

	12-31-2021
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	35,691,780	3	52,648,107	—	—	—	88,339,890
Current lease liability	5,891,047	81,203	3,654,887	1,477,881	—	—	11,105,018
Trade and other current payables	11,595,068	686,640,406	271,863,500	7,550,846	—	674,667	978,324,487
Current accounts payable to related parties	—	20,240,202	808,325,434	176,027,245	5,077	—	1,004,597,958
Other current provisions	—	19,341,067	186,526	—	—	228,724	19,756,317
Current tax liabilities	—	10,686,838	2,461,869	—	—	—	13,148,707
Other current non-financial liabilities	—	12,453,608	691,075	3,885,531	—	23,626	17,053,840
TOTAL CURRENT LIABILITIES	53,177,895	749,443,327	1,139,831,398	188,941,503	5,077	927,017	2,132,326,217

NON-CURRENT LIABILITIES
Other non-current financial liabilities	232,572,049	—	1,709,302,329	—	—	—	1,941,874,378
Non-current lease liability	133,208,951	37,922	8,080,578	7,229,608	—	—	148,557,059
Trade and other non-current payables	—	27,661	179,369,751	—	—	—	179,397,412
Non-current accounts receivable to related parties	—	—	1,300,059,097	—	—	—	1,300,059,097
Other long-term provisions	—	177,253,679	16,859,035	—	—	—	194,112,714
Deferred tax liabilities	—	58,397,322	139,019,628	—	—	—	197,416,950
Non-current provisions for employee benefits	—	58,091,481	860,105	—	—	—	58,951,586
Other non-current non-financial liabilities	—	1,135,285	—	—	—	—	1,135,285
TOTAL NON-CURRENT LIABILITIES	365,781,000	294,943,350	3,353,550,523	7,229,608	—	—	4,021,504,481
TOTAL LIABILITIES	418,958,895	1,044,386,677	4,493,381,921	196,171,111	5,077	927,017	6,153,830,698

	12-31-2020
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	33,601,292	4	123,897,845	—	—	—	157,499,141
Current lease liability	3,129,937	65,504	2,841,336	970,934	—	—	7,007,711
Trade and other current payables	16,207,046	363,193,954	242,153,349	6,133,452	—	270,221	627,958,022
Current accounts payable to related parties	—	3,105,229	21,185,153	105,759,004	4,576	—	130,053,962
Other current provisions	—	3,194,786	—	—	—	240,018	3,434,804
Current tax liabilities	—	69,682,409	2,677,535	—	—	—	72,359,944
Other current non-financial liabilities	—	43,065,405	542,959	3,532,025	—	26,192	47,166,581
TOTAL CURRENT LIABILITIES	52,938,275	482,307,291	393,298,177	116,395,415	4,576	536,431	1,045,480,165

NON-CURRENT LIABILITIES
Other non-current financial liabilities	249,693,690	—	1,233,895,436	—	—	—	1,483,589,126
Non-current lease liability	28,337,700	56,084	9,461,026	7,002,997	—	—	44,857,807
Trade and other non-current payables	—	27,661	117,182,398	—	—	—	117,210,059
Non-current accounts receivable to related parties	—	—	1,164,044,462	—	—	—	1,164,044,462
Other long-term provisions	—	192,728,322	17,513,349	—	—	—	210,241,671
Deferred tax liabilities	—	69,239,139	98,818,423	—	—	—	168,057,562
Non-current provisions for employee benefits	—	74,814,799	723,466	—	—	—	75,538,265
Other non-current non-financial liabilities	—	1,177,968	—	—	—	—	1,177,968
TOTAL NON-CURRENT LIABILITIES	278,031,390	338,043,973	2,641,638,560	7,002,997	—	—	3,264,716,920
TOTAL LIABILITIES	330,969,665	820,351,264	3,034,936,737	123,398,412	4,576	536,431	4,310,197,085